CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/ INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Tax Effect Of Unrealized Gain On Available For Sale Investments	¥ 8,703	¥ 8,598	¥ 9,867
Tax effect of transfer to statements of operations of realized gains on available-for-sale investments	¥ 8,881	¥ 8,302	¥ 9,654